Segment Financial Information	12 Months Ended
Dec. 31, 2010
Segment Financial Information
Segment Financial Information

14. Segment Financial Information

Factors used in determining the Company's reporting segments include the nature of operating activities, economic characteristics, existence of separate senior management teams and the type of information presented to the Company's chief operating decision-maker to evaluate its results of operations.

The Company's accounting policies for reporting segment operations are the same as those described in the Summary of Significant Accounting Policies (see Note 2 of Notes to the Consolidated Financial Statements). Transactions between reporting segments principally consist of sales of pharmacy benefit products and services to UnitedHealthcare customers by OptumRx, certain product offerings sold to UnitedHealthcare customers by OptumHealth, and medical benefits cost, quality and utilization data and predictive modeling sold to UnitedHealthcare by OptumInsight. These transactions are recorded at management's estimate of fair value. Intersegment transactions are eliminated in consolidation. Assets and liabilities that are jointly used are assigned to each reporting segment using estimates of pro-rata usage. Cash and investments are assigned such that each reporting segment has at least minimum specified levels of regulatory capital or working capital for non-regulated businesses.

Substantially all of the Company's assets are held and operations are conducted in the United States. In accordance with accounting principles generally accepted in the United States, reporting segments with similar economic characteristics may be combined. The financial results of UnitedHealthcare Employer & Individual, UnitedHealthcare Medicare & Retirement and UnitedHealthcare Community & State have been aggregated in the UnitedHealthcare segment column in the following tables because these businesses have similar economic characteristics and have similar products and services, types of customers, distribution methods and operational processes, and operate in a similar regulatory environment. These businesses also share significant common assets, including the Company's contracted networks of physicians, health care professionals, hospitals and other facilities, information technology infrastructure and other resources.

As a percentage of the Company's total consolidated revenues, premium revenues from CMS were 27% for both years ended December 31, 2010 and 2009, and 25% for the year ended December 31, 2008 most of which were generated by UnitedHealthcare Medicare & Retirement and included in the UnitedHealthcare segment.

Prior period reporting segment financial information has been recast to conform to the 2011 presentation as discussed in Note 2 of Notes to the Consolidated Financial Statements. The following table presents reporting segment financial information as of and for the years ended December 31:

(in millions)	UnitedHealthcare	OptumHealth	OptumInsight	OptumRx	Corporate and Intersegment Eliminations	Consolidated
2010
Revenues—external customers:
Premiums	$84,158	$1,247	$0	$0	$0	$85,405
Services	4,021	331	1,403	64	0	5,819
Products	0	19	93	2,210	0	2,322

Total revenues—external customers	88,179	1,597	1,496	2,274	0	93,546

Total revenues—intersegment	0	2,912	845	14,449	(18,206)	0
Investment and other income	551	56	1	1	0	609

Total revenues	$88,730	$4,565	$2,342	$16,724	$(18,206)	$94,155

Earnings from operations	$6,740	$511	$84	$529	$0	$7,864
Interest expense	0	0	0	0	(481)	(481)

Earnings before income taxes	$6,740	$511	$84	$529	$(481)	$7,383

Total assets	$50,913	$3,897	$5,435	$3,087	$(269)	$63,063
Purchases of property, equipment and capitalized software	$525	$117	$156	$80	$0	$878
Depreciation and amortization	$725	$100	$159	$80	$0	$1,064
Goodwill impairment	$0	$0	$172	$0	$0	$172

2009
Revenues—external customers:
Premiums	$78,251	$1,064	$0	$0	$0	$79,315
Services	3,941	274	1,042	49	0	5,306
Products	0	16	90	1,819	0	1,925

Total revenues—external customers	82,192	1,354	1,132	1,868	0	86,546

Total revenues—intersegment	0	2,805	691	12,532	(16,028)	0
Investment and other income	538	53	0	1	0	592

Total revenues	$82,730	$4,212	$1,823	$14,401	$(16,028)	$87,138

Earnings from operations	$4,833	$599	$246	$681	$0	$6,359
Interest expense	0	0	0	0	(551)	(551)

Earnings before income taxes	$4,833	$599	$246	$681	$(551)	$5,808

Total assets	$49,920	$3,190	$2,775	$3,092	$68	$59,045
Purchases of property, equipment and capitalized software	$482	$71	$129	$57	$0	$739
Depreciation and amortization	$679	$105	$128	$79	$0	$991

2008
Revenues—external customers:
Premiums	$72,656	$952	$0	$0	$0	$73,608
Services	3,877	305	925	45	0	5,152
Products	0	13	95	1,547	0	1,655

Total Revenues—external customers	76,533	1,270	1,020	1,592	0	80,415

Total Revenues—intersegment	0	2,522	532	10,936	(13,990)	0
Investment and other income	703	58	3	7	0	771

Total revenues	$77,236	$3,850	$1,555	$12,535	$(13,990)	$81,186

Earnings from operations	$5,178	$608	$232	$360	$(1,115)	$5,263
Interest expense	0	0	0	0	(639)	(639)

Earnings before income taxes	$5,178	$608	$232	$360	$(1,754)	$4,624

Total Assets	$47,271	$2,973	$1,922	$2,827	$822	$55,815
Purchases of property, equipment and capitalized software	$538	$87	$112	$54	$0	$791
Depreciation and amortization	$707	$105	$105	$64	$0	$981